Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	6.8624	7.1875	6.9931
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	6.7851